Revenues (Details) - Schedule of Contract with Customer, Contract Asset, Contract Liability, and Receivable - One Energy Enterprises Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract with Customer, Receivable, after Allowance for Credit Loss, Classified [Abstract]
Beginning balance	$ 246,203	$ 291,716
Net increase (decrease) during the year	304,217	(45,513)
Ending balance	550,420	246,203
Current	550,420	246,203
Non-current	0	0
Change in Contract with Customer, Asset [Abstract]
Beginning balance	229,364	116,530
Net (decrease) increase during the year	(185,316)	112,834
Ending balance	44,048	229,364
Current	44,048	229,363
Non-current	0	0
Change in Contract with Customer, Liability [Abstract]
Beginning balance	33,037	28,823
Deferred during the year	28,140	33,037
Recognized as revenue during the year	(33,037)	(28,823)
Ending balance	28,140	33,037
Current	28,140	33,037
Non-current	$ 0	$ 0